Annual Total Returns [BarChart] - Voya Target Retirement 2045 Fund - Class I	Sep. 30, 2021
Bar Chart Table:
2011
2012
2013	23.55%
2014	6.20%
2015	(1.04%)
2016	7.44%
2017	20.79%
2018	(9.05%)
2019	24.78%
2020	17.48%